SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired broker-dealer license deemed to have an indefinite life	$ 120,000	$ 120,000
Crypto assets	1,544,790	3,019,896	$ 2,088,798	$ 705,309	$ 374,840	$ 288,419
The right to recover the crypto assets
Total intangible assets, net	$ 1,664,790	$ 3,139,896